EQUITY - Schedule of dividends (Details)		12 Months Ended
	Apr. 03, 2024 USD ($)	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares
Disclosure Of Share Capital Reserves And Other Equity Interest [Abstract]
Amount of the dividend | $	$ 174,549	$ 293,092,000	$ 174,549,000
Number of shares among which the dividend is distributed (in shares) | shares		604,437,877,587	604,437,877,587
Dividend per share (usd per share) | $ / shares		$ 0.000485	$ 0.000289
Dividends net income percentage	0.30